Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 548,873	$ 113,541
Adjustments to reconcile net income to net cash used in operating activities:
Investment income earned on cash and marketable securities held in Trust Account	(2,215,619)	(990,110)
Formation and organization costs paid by related parties		5,000
Changes in operating assets and liabilities:
Other current assets	(108,457)	(9,043)
Accounts payable and accrued expenses	255,729	366,541
Net Cash Used in Operating Activities	(1,519,474)	(514,071)
Cash Flows from Investing Activities:
Due from Sponsor	13,000	(13,000)
Cash withdrawn from Trust Account for taxes	919,547
Cash withdrawn form Trust Account for redemptions	68,351,348
Cash deposited into Trust Account	(205,305)	(87,112,500)
Net Cash Provided By (Used in) Investing Activities	69,078,590	(87,125,500)
Cash Flows from Financing Activities:
Proceeds from sale of Units in Public Offering, net of underwriting fee		84,525,000
Repayment of Class A Common Stock	(68,351,348)
Proceeds from sale of Private Placement Units		4,737,500
Proceeds from extension loan	205,305
Proceeds from related party advances	33,475
Repayment of related party advances	(33,475)	(211,153)
Payment of offering costs		(289,195)
Net Cash (Used in) Provided by Financing Activities	(68,146,043)	88,762,152
Net change in cash	(586,927)	1,122,581
Cash at beginning of the year	1,172,581	50,000
Cash at end of the year	585,654	1,172,581
Supplemental disclosure of non-cash financing activities:
Deferred underwriters’ commissions charged to temporary equity in connection with the Initial Public Offering		3,018,750
Class A Common Stock measurement adjustment		1,319,361
Initial classification of Class A Common Stock subject to redemption		87,112,500
Remeasurement of Class A Common Stock subject to redemption	668,842	821,712
Extension funds attributable to common stock subject to redemption	$ 205,305